DERIVATIVE LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DERIVATIVE LIABILITIES
Carrying amount at beginning of period	$ 93,108,568	$ 93,981,234
Issued Series C preferred shares	0	46,238,850
Change in fair values	89,523,091	152,831,568
Settlement of Obligation (issuance of common shares)	(175,038,915)	(199,943,084)
Carrying amount at ending of period	$ 7,592,744	$ 93,108,568